UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23599

SFS Series Trust

(Exact name of registrant as specified in charter)

633 Rogers Street, Suite 106, Downers Grove, Illinois 60515

            (Address of principal executive offices)             (Zip code)

Capitol Services, Inc.

1675 S. State Street, Suite B, Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Registrant's telephone number, including area code: 630.828.3520

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

Item 1.	REPORTS TO STOCKHOLDERS.

HERCULES FUND

Semi-Annual Report

March 31, 2021 (unaudited)

Ticker: NFLHX

HERCULES FUND

TABLE OF CONTENTS (UNAUDITED)

HERCULES FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)

As of March 31, 2021

PORTFOLIO COMPOSITION:

Holdings by Industry / Asset Class	% of Net Assets
Money Market Fund	92.24%
Total Investments	92.24%

	Shares	Fair Value
92.24% - MONEY MARKET FUND
Federated Hermes Money Market Obligations Fund - Institutional shares 0.01%* (cost $1,168,380)	1,168,380	$1,168,380

92.24% - TOTAL INVESTMENTS (Cost: $1,168,380)		$1,168,380
7.76% - Other assets, net of liabilities		98,245
100.00% - NET ASSETS		$1,266,625

*Effective 7-day yield as of March 31, 2021

See Notes to Financial Statements.

HERCULES FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

As of March 31, 2021

ASSETS
Investments, at fair value (cost $1,168,380)	$1,168,380
Cash	100,181
Prepaid legal fees	2,995
Other assets	14,078
TOTAL ASSETS	1,285,634

LIABILITIES
Administrative fees payable	6,565
Sub-administrative fees payable	4,000
Distribution fees payable	4,000
Accrued audit fees	3,250
Custody fees payable	433
Accrued expenses and other liabilities	761
TOTAL LIABILITIES	19,009

NET ASSETS	$1,266,625

Net Assets Consist of:
Paid-in-capital	$1,250,713
Accumulated earnings	15,912
Net Assets	$1,266,625

NET ASSET VALUE PER SHARE
Net Assets	$1,266,625
Shares Outstanding	121,443
Net Assets Value and Redemption Price Per Share	$10.43

See Notes to Financial Statements.

HERCULES FUND

STATEMENT OF OPERATIONS (UNAUDITED)

For the period from January 26, 2021 (commencement of operations) through March 31, 2021

INVESTMENT INCOME
Interest	$5
Total investment income	5

EXPENSES
Administrative fees (Note 4)	11,725
Professional fees	7,682
Distribution fees (Note 4)	3,512
Sub-administration fees	3,512
Investment advisory fees	5,712
Insurance expenses	2,360
Trustee fees	2,195
Other expenses	1,785
Compliance fees	1,756
Custody fees	1,478
Total expenses	41,716

Less: expenses waived and reimbursed by the Advisor	(41,506)

Net expenses	210

Net investment (loss)	(205)

REALIZED AND UNREALIZED GAIN ON INVESTMENT AND OPTIONS CONTRACTS
Net realized gain on investment in securities	5,019
Net realized gain on investment in equity options purchased (Note 3)	11,098
Net realized and unrealized gain	16,117

NET INCREASE IN NET ASSETS FROM OPERATIONS	$15,912

See Notes to Financial Statements.

HERCULES FUND

STATEMENT OF CHANGES IN NET ASSETS (UNAUDITED)

For the period ended March 31, 2021

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment (loss)	$(205)
Net realized gain on investment in securities	5,019
Net realized gain on investment in equity options purchased (Note 3)	11,098
Net increase in net assets from operations	15,912

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,266,341
Payments on shares redeemed	(115,628)
Net increase in net assets from capital share transactions	1,150,713

NET ASSETS
Increase (decrease) during period	1,166,625
Beginning of period	100,000
End of period	$1,266,625

See Notes to Financial Statements.

HERCULES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

For the period ended March 31, 2021

For the period January 26, 2021* to March 31, 2021
Selected per share data and
Ratios for a share outstanding throughout the Period
Net asset value, beginning of period	$10.00
Investment activities
Net investment loss**	(0.01)
Net realized and unrealized gain on investments	0.44
Total from investment activities	0.43

Net asset value, end of period	$10.43

Total return***	4.30%

Net assets, end of period (000’s)	$1,267

Ratios/Supplemental Data
Ratio to average net assets****
Total Expenses	25.24%
Total Expenses, net of waivers and reimbursements	0.13%
Net investment loss	(0.12)%
Portfolio turnover rate*****	79.47%

*Inception date

**Per share amounts calculated using the daily number of shares outstanding during the period.

***Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and are not annualized.

****Annualized

*****Not annualized

See Notes to Financial Statements.

HERCULES FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.	Organization

Hercules Fund (the “Fund”) is a series of the SFS Series Trust (the “Trust”). The Trust was organized on July 14, 2020, as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to seek aggressive growth of capital. The Fund’s all-weather strategy is designed to generate positive absolute returns through all market cycles, and it will allocate investments so that the Fund maintains a low correlation to the broad equity markets (i.e. the S&P 500® Index). Also, the Fund may invest in a limited number of sectors but has no intention to concentrate its investments in any industry. The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means that it has the ability to take larger positions in a smaller number of securities than a “diversified” Fund. The Fund had no operations through January 25, 2021, other than those relating to organizational matters and the sale of 10,000 shares of the Fund to its sole shareholder, which represented the initial capital of $100,000 at $10 per share. The Fund commenced operations on January 26, 2021.

The Fund currently offers one class of shares, which has no front-end sales load and no deferred sales charge. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

2.	Significant Accounting Policies

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and are stated in United States (“U.S.”) dollars. The Fund is an investment company following the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC Topic 946”).

Use of Estimates

The preparation of the financial statement in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

Valuation of Investments

The Board of Trustees (the “Board”) of the Fund has adopted valuation policies and procedures to ensure investments are valued in a manner consistent with GAAP as required by the 1940 Act.

2.	Significant Accounting Policies (continued)

The Fund’s securities are valued at current market prices. Investments in securities traded on the national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to the Valuation Time unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of the close of the NYSE (generally, 4:00 pm Eastern time) on each business day that the NYSE is opened.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii)   when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Fair Value of Financial Instruments

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Company’s assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of inputs that may be used to measure fair value:

Level 1 - Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 - Unobservable inputs which are supported by little or no market activity.

2.	Significant Accounting Policies (continued)

A significant decrease in the volume and level of activity for the asset or liability is an indication that transactions or quoted prices may not be representative of fair value because in such market conditions there may be increased instances of transactions that are not orderly. In those circumstances, further analysis of transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value.

The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors, including, for example, the type of product, whether the product is new, whether the product is traded on an active exchange or in the secondary market, and the current market condition. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to the asset. The variability of the observable inputs affected by the factors described above may cause transfers between Levels 1, 2 and/or 3, which the Fund recognizes at the beginning of the period the inputs change.

Many financial assets and liabilities have bid and ask prices that can be observed in the marketplace. Bid prices reflect the highest price that the Fund and others are willing to pay for an asset. Ask prices represent the lowest price that the Fund and others are willing to accept for an asset. For financial assets and liabilities whose inputs are based on bid-ask prices, the Fund does not require that fair value always be a predetermined point in the bid-ask range. The Fund’s policy is to allow for mid-market pricing and adjust to the point within the bid-ask range that meets the Fund’s best estimate of fair value. Depending on the relative liquidity in the markets for certain assets, the Fund may transfer assets to Level 3 if it determines that observable quoted prices, obtained directly or indirectly, are not reliable.

For the period ended March 31, 2021, there have been no significant changes to the Fund’s fair value methodologies.

The following table presents information about the Fund’s assets and liabilities shown by major category within the fair value hierarchy as of March 31, 2021.

	Level 1	Level 2	Level 3	Total
Assets (at fair value)

Investments
Money Market Fund	$1,168,380	$—	$—	$1,168,380
	$1,168,380	$—	$—	$1,168,380

There were no transfers between levels for the period ended March 31, 2021.

2.	Significant Accounting Policies (continued)

Investment Transactions

Investment transactions are accounted for on the trade date, the date the order to buy or sell is executed. Amortization and accretion are calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the specific identified cost basis.

Cash or Cash Equivalents

Cash, if any, consists of overnight deposits with the custodian bank which earn interest at the current market rate. The Fund considers cash equivalents to be short-term, highly liquid investments, such as money market funds that are readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value due to changes in interest rates, which generally includes only investments with original maturities of three months or less.

Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain/loss or unrealized appreciation/(depreciation) from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign taxes withheld, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Distribution of Income and Gains

The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP.

Organizational and Offering Costs

The Fund’s Advisor has agreed to bear all organizational and offering expenses for the Fund.

Income Taxes

The Fund intends to elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code and intends each year to qualify and be eligible to be treated as such.

If the Fund qualifies as a RIC and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to U.S. federal income tax to the extent it distributes its investment company taxable income and net capital gains in a timely manner to its shareholders in the form of dividends or capital gains distributions. Therefore, no provision for federal income tax should be required. Additionally, the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statement as of March 31, 2021.

3.	Derivative contracts

In the normal course of business, the Fund utilizes derivative contracts in connection with its trading activities. Investments in derivative contracts are subject to additional risks that can result in a loss of all or part of an investment. The Fund’s derivative activities and exposure to derivative contracts are classified by its primary underlying risk: equity price risk. In addition to its primary underlying risk, the Fund is also subject to additional counterparty risk due to potential inability of its counterparties to meet the terms of their contracts.

Options

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into options to speculate on the price movements of financial instrument underlying the option, or for use as an economic hedge against certain equity positions held in the Fund’s portfolio holdings.

Options purchased give the Fund the right, but not the obligation, to buy or sell within a limited time, a financial instrument at a contracted price that may also be settled in cash, based on differentials between specified indices or prices.

Options written obligate the Fund to buy or sell within a limited time, a financial instrument at a contracted price that may also be settled in cash, based on differentials between specified indices or prices. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Options written by the Fund may expose the Fund to market risk of an unfavorable change in the financial instrument underlying the written option.

For some over the counter options, the Fund may be exposed to counterparty risk from the potential that a seller of an option does not sell or purchase the underlying asset as agreed under the terms of the option contract. The maximum risk of loss from counterparty risk to the Fund is the fair value of the contracts and the premiums paid to purchase its open options. In these instances, the Fund considers the credit risk of the intermediary counterparty to its option transactions in evaluating potential credit risk.

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

3.	Derivative contracts (continued)

Impact of Derivatives on the Statement of Operations

The following table identifies the net gain and loss amounts included in the statement of operations, categorized by primary underlying risk, for the period ended March 31, 2021.

	Realized	Unrealized
Primary underlying risk	gain (loss)	gain (loss)
Equity price
Option contracts	$11,098	—
	$11,098	$—

Average Quarterly Balances:

The following table shows the quarterly volume of the Fund’s derivative activities for the period ended March 31, 2021.

Average Quarterly Balances of Outstanding Derivative Financial Instruments:
Equity Option contracts:
Average amounts purchased- in USD**	$424,175
Average amounts sold- in USD**	$435,273
Average notional value to contracts- long***	$—
Average notional value to contracts- short***	$—

**Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter end.

***Derivative not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.

4.	Transactions with Related Parties and Other Service Providers

Advisor

Hercules Investments, LLC (“Hercules” or the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Advisor, the Advisor provides management services to the Fund and oversees the day-to-day operations of the Fund, subject to the supervision of the Board and the officers of the Trust. The Advisor administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. For services provided to the Fund, the Fund pays the Advisor an investment management fee at an annual rate of 2.00% based on the Fund’s average daily net assets. In addition to the investment management fee, the Advisor is entitled to receive a performance fee of 20% (the “Performance Fee”) of the Fund’s total return prior to the application of the Performance Fee (the “Pre-Performance Fee”), subject to a high watermark test. Fund shares will not bear the Performance Fee for any day on which the Fund’s Pre-Performance fee cumulative total return does not exceed its Pre-Performance fee cumulative total return as of the day on which the Performance Fee was last accrued. Conversely, Fund shares will bear the Performance Fee for any day on which the Fund’s Pre-Performance fee cumulative total return exceeds its Pre-Performance fee cumulative total return as of the day on which the Performance Fee was last accrued. This high watermark test is measured from the Fund’s commencement of operations. The Performance Fee, payable monthly, is calculated and accrued daily, based on the value of the Fund’s then current assets. The Advisor has voluntarily waived the entire investment management fees and performance fees accrued and reimbursed fees of amount of $41,506 for the period ended March 31, 2021.

4.         Transactions with Related Parties and Other Service Providers (continued)

Distributor and Principal Underwriter

Rafferty Capital Markets, LLC (the “Distributor”), serves as the principal underwriter of the Fund’s shares.

12b-1 Plan

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Fund may compensate (“12b-1 Fees”) the Distributor at annual rate of up to 0.25% of the average daily net assets for activities primarily intended to result in the sale of Fund shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares.

Administrator, Fund Accountant and Transfer Agent

Sudrania Fund Services Corp (“Sudrania”) serves as the Fund’s administrator, fund accountant and transfer agent, and in that capacity performs various administrative and accounting services for the Fund. Sudrania also serves as the Fund’s transfer agent, dividend disbursing agent and registrar. Certain officers and Trustee of the Trust are also officers and directors of Sudrania.

Sub-Transfer Agent

Commonwealth Fund Services, Inc. (“CFS”), serves as the Fund’s sub-transfer agent. As sub-transfer agent, CFS provides certain shareholder and other services to the Fund. CFS receives, for sub-transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out of pocket expenses. These fees and expenses will be paid by Sudrania, not the Fund.

Management and Administrative Consultant

CorrCast Administration LLC (“CorrCast”) provides the Fund with various management and administrative services. For these services, the Fund pays an asset-based fee computed daily and paid monthly on the average daily net assets of the Fund (“sub-administration fees”), subject to a minimum annual fee. Mr. Joseph McDonald is the controlling member of CorrCast and is the brother of James A. McDonald, Chief Executive Officer and Chief Investment Officer of the Advisor.

Legal Counsel

Practus, LLP serves as legal counsel to the Fund.

Custodian

Fifth Third Bank serves as custodian to the Fund.

Compliance Services

The principal owner of Watermark Solutions, LLC serves as the Trust’s Chief Compliance Officer pursuant to an agreement with the Trust. As compensation for its services to the Trust, Watermark Solutions, LLC receives an annual compliance services fee from the Fund.

5.	Purchases and Sales of Investments

The cost of purchases and proceeds from the sales of securities other than short-term securities for the period ended March 31, 2021 were as follows:

Purchases - in USD	$749,044
Sales - in USD	$754,064

6.	Capital Stock Transactions

The Capital stock transactions during the period ended March 31, 2021 were as follows:

	Beginning shares	Shares sold	Shares redeemed	Ending shares	Ending NAV per share
Hercules Fund
NFLHX	10,000	122,541	(11,097)	121,443	10.43

7.	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of the date of these financial statements, the Fund had Interactive Brokers holding for the benefit of its customers in the aggregate 71.74% of the total shares of the Fund.

8.	Commitments and Contingencies

Under the Fund organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. The Fund expects the risk of loss to be remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

9.	Trustee and Officer Fees

Officers of the Trust, except the Chief Compliance Officer, and Trustees who are interested persons of the Trust, will receive no salary or fees from the Funds for their services to the Trust. As of March 31, 2021, there were three Trustees, two of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). Each Independent Trustee of the Trust receives a $5,000 annual retainer from the Fund. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

10.	Market Turbulence Resulting from COVID-19

Following the global outbreak of COVID-19, global financial markets have experienced considerable volatility, and economic and financial market conditions have significantly deteriorated including significant declines in global equity markets. The valuations of the investments referenced in the financial statements take into account these conditions and events.

11.	Subsequent Events

The Fund evaluated subsequent events from March 31, 2021, the date of these financial statements, through the date these financial statements were issued and available. There were no subsequent events to report that would have a material impact on the Fund’s financial statements.

12.	Additional information

Fund Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending		During Period
	Account Value	Account Value	Expense	January 26, 2021 to
	January 26, 2021	March 31, 2021	Ratio(a)	March 31, 2021(b)
Actual Performance	$1,000.00	$1,043.00	0.13%	$0.23
Hypothetical (5% return before expenses)	$1,000.00	$1,012.18	0.13%	$0.23

(a)	Annualized, based on the Fund’s most recent fiscal half-period expenses. Expense ratios reflect an expense reimbursement.

(b)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-period 64, divided by 365.

12.	Additional information (continued)

Proxy Voting Policies and Procedures

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Exhibit A to the Fund’’ Statement of Additional Information and are available, (1) without charge, upon request, by calling 1-(855) 644-3444 and (2) on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov. Since the Fund began operations on January 26, 2021, no proxy voting information is available at this time.

Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s N-PORT will also be available upon request by calling 1-(855) 644-3444.

Initial Approval of Investment Advisory Agreement

At the Organizational Meeting of the Trust held on December 10, 2020, the Board considered the approval of the Advisory Agreement between the Trust and the Advisor on behalf of the Fund. In approving the Advisory Agreement, the Board considered and evaluated the following factors: the nature, extent and quality of the services provided by the Advisor to the Fund; the investment performance of the Fund and the Advisor; the costs of the services to be provided to the Fund; the extent to which economies of scale benefit shareholders; and the profits to be realized by the Advisor and its affiliates from the relationship with the Fund. Mr. Lively noted that the proposed Advisor, Hercules, provided information to the Board about its company, its personnel, resources, strategy and experience in managing assets for investors.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration at this Meeting. The Board requested and was provided with information and reports relevant to the approval of the Advisory Agreement, including: copies of the Advisor’s Form ADV; the Advisor’s financial statements; biographical information on key personnel from the Advisor that will be serving the Fund; the Advisor’s compliance policies and procedures; performance of accounts with similar strategies as the Fund; and the Advisor’s marketing and distribution plans for the Fund.

The Board then reviewed and discussed the approval of the Advisory Agreement between the Trust and Hercules on behalf of the Fund. The Board reflected on its discussion with the representative from Hercules regarding the proposed Advisory Agreement and the way the Fund would be managed. In deciding whether to approve the Advisory Agreement, the Trustees considered numerous factors, including:

12.	Additional information (continued)

Approval of Investment Advisory Agreement (continued)

Nature, Extent and Quality of Services

The Trustees noted that Hercules was founded in 2019. They reviewed the background information of Hercules’ key personnel and considered their education and experience in the financial industry. The Trustees reviewed a recent balance sheet and profit and loss statement for the Advisor and a financial support letter from the principals of the Advisor. The Trustees also discussed the investment strategy and marketing plans for the Fund. They discussed the rules-based technical and systematic investment process that is followed by Hercules, noting that the Fund’s “all-weather strategy” is designed to generate positive absolute returns through all market cycles with low correlation to the broad equity markets (e.g., the S&P 500 Index). They discussed the different types of investments the Fund will typically hold, noting that the Fund should be highly liquid. The Trustees noted the representations of the Advisor that the Fund was designed to provide investors with access to strategies similar to those provided in the hedge fund industry with the benefits of product features of an open-end fund, principally focusing on the daily liquidity feature of the Fund. The Trustees considered Hercules compliance policies and procedures and their process for monitoring for compliance with the Fund’s investment limitations. The Trustees reviewed Hercules’ broker-dealer selection process. After further discussion, the Trustees agreed that the experience of Hercules and the Fund’s portfolio manager in managing investment portfolios like that of the Fund and its investment research process would be beneficial to the Fund. They concluded that Hercules could provide high quality service to the Fund and its shareholders.

Performance

The Trustees noted that Hercules is a newly registered advisor and only has a limited performance history to present. They noted that Hercules provided performance information that demonstrated a strong performance record in its similarly managed accounts but acknowledged the very limited period for such account performance. The Trustees discussed the portfolio manager’s industry experience, noting that he has over 25 years of investment management experience and had successfully managed products with a similar strategy as that to be utilized by the Fund. The Trustees noted that the portfolio manager to the Fund is supported by other industry veterans that have extensive experience in research, trading, and compliance. The Trustees stated that Hercules had demonstrated it has the requisite experience necessary to provide investment advisory services to the Fund.

12.	Additional information (continued)

Approval of Investment Advisory Agreement (continued)

Fees and Expenses

The Trustees considered the Fund’s proposed 2.00% base fee, along with its 20% performance fee (the “2/20 fee”). They discussed the variable nature of the performance fee and the performance standard that must be satisfied by the Advisor for the performance fee to be paid. The Trustees expressed the view that the Fund’s 2.00% base fee was within the range of management fees charged by a group of open-end funds identified by Hercules as its peer group (the “Peer Group”). It was noted by the Trustees that, if the Fund pays a performance fee, the Fund’s management fee may exceed the range of management fees charged by the Peer Group, and potentially significantly. The Trustees also compared the Fund’s projected total annual fund operating expenses (3.23%) to the average expense ratio for Morningstar’s Long-Short Equity Category (1.98%), Morningstar’s Multi-Alternative Category (1.51%) and Morningstar’s Option-Writing Category (1.52%) finding that the Fund’s total annual fund operating expenses are considerably higher than the three Morningstar comparative categories. The Trustees noted that it is unclear what category the Fund will be placed in by Morningstar. They discussed the complexity of the Fund’s investment strategy and the level of resources the Advisor must commit to managing the Fund. They discussed the potential investor base for the Fund, noting that due to its performance fee structure it will only be available for purchase by investors that satisfy the “qualified client” standard, as set forth in Rule 205-3 of the Investment Advisors Act of 1940. The Trustees considered the Advisor’s view that the Fund has an investment strategy and fee structure that is more aligned with hedge-funds than open-end mutual funds. The Trustees considered Hercules view that the Fund is designed to compete for hedge fund investors that would like the additional benefit of daily liquidity. The Trustees considered Hercules’ belief that daily liquidity, as opposed to the more limited liquidity of hedge funds, will be a differentiating factor for many investors and could lead to growth in the Fund. They acknowledged that the Fund’s 2/20 management fee and overall expense ratio are both likely to be at or above the high end of the range of fees charged by the Peer Group and respective funds within the Morningstar categories considered. They further acknowledged that, during periods when the Fund is required to pay the performance fee, its management fee and overall expense ratio will likely exceed the range of fees charged by the Peer Group and the respective funds within the comparative Morningstar categories. The Trustees discussed the qualified client standard, noting that such investors are generally more familiar with performance-based fee structures and the generally higher costs associated with them. The Trustees acknowledged that the Fund is not a traditional retail fund, but instead it is intended to be a hedge-fund like product that is only available to investors that satisfy the qualified client standard. They concluded that, as a result of the Fund’s unique strategy, 2/20 fee structure, qualified client investment requirement, the Fund’s management fee and overall expense ratio are reasonable within the Fund’s target investor universe and are reflective of a fee structure that could have been negotiated at arm’s length.

12.	Additional information (continued)

Approval of Investment Advisory Agreement (continued)

Economies of Scale

The Trustees noted that the Fund is a new fund and will have limited opportunities for economies of scale to be realized during the initial stages of operation. They considered Hercules’ growth projections for the Fund and the impact that growth would have on the fees charged by the different service providers serving the Fund. It was noted that the Fund’s 2/20 management fee structure does not provide for breakpoints as assets increase in the Fund and, during periods when the performance fee is paid by the Fund, management fees would increase accordingly. The Trustees discussed the types of investors that are eligible to invest in the Fund, noting that these investors are generally more familiar with performance fees and the impact these fee arrangements can have on the realization of economies of scale. They also considered the fee arrangements negotiated by Hercules as it relates to the other service providers serving the Fund, noting that certain of those arrangements have breakpoints in place that would provide for economies of scale as assets grow in the Fund or are based on fixed fee structures that can provide for a similar financial impact when spread across a larger asset base. The Trustees concluded that the limited opportunities for economies of scale to be realized was, in light of the nature of the Fund, understandable and acceptable under the circumstances.

Profitability

The Trustees reviewed information provided by Hercules regarding its expected profitability as it relates to the services it will provide to the Fund. They noted that based on the estimates provided by Hercules, Hercules expects to be profitable within the first year of operations. The Trustees discussed the projected level of profitability and noted the limitations of such projections. After further consideration, the Trustees concluded that the profits realized by Hercules from its relationship with the Fund are expected to be reasonable.

Possible conflicts of interest and benefits to Hercules.

In considering Hercules’ practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and Hercules’ other accounts; and the substance and administration of Hercules’ code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to Hercules’ potential conflicts of interest, including the Trust’s arrangement with CorrCast Administration, LLC, which was owned by a relative of Hercules’ owner and the primary portfolio manager. The Trustees also considered the Advisor’s practices regarding brokerage and portfolio transactions, including particularly Hercules’ practices for seeking best execution for the Fund’s portfolio transactions. They also noted that Hercules does not have any soft dollar arrangements in place. Based on the foregoing, the Board determined that the standards and practices of Hercules relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by Hercules in managing the Fund were satisfactory.

Conclusion

The Trustees determined that the information requested from Hercules was sufficient to evaluate the terms of the Advisory Agreement. Upon consideration of the various factors, including any potential or perceived conflicts of interest, and with the advice of counsel, the Trustees concluded the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders. The Board did not identify any information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors.

Hercules Fund

Investment Advisor

Hercules Investments, LLC

633 West 5th Street – Suite 6770,
Los Angeles, CA 90071

Distributor and Principal Underwriter

Rafferty Capital Markets, LLC

1010 Franklin Avenue - 3rd Floor,

Garden City, NY 11530

Legal Counsel

Practus, LLP,

11300 Tomahawk Creek Parkway,

Suite 310,

Leawood, KS 66211

Administrator, Fund Accountant and Transfer Agent

Sudrania Fund Services Corp.

633, Rogers Street,

Suite 106,

Downers Grove, IL 60515

Sub-Transfer Agent

Commonwealth Fund Services, Inc.

8730 Stony, Point Parkway,

Suite 205,

Richmond, VA 23235

Item 2.	Code of Ethics.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these disclosure controls and procedures (as required by Rule 30a-3(b) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this report.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant. The SFS Series Trust is an open-end management investment companies.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 13.(a)(2) of Form N-CSR are filed herewith as Exhibit 13.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 13.(b) of Form N-CSR are filed herewith as Exhibit 13.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SFS Series Trust

By: (Signature and Title)	/s/ Nilesh Sudrania
Nilesh Sudrania President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: May 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Nilesh Sudrania
Nilesh Sudrania President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: May 25, 2021